Document And Entity Information	Jun. 18, 2024
Document Information [Line Items]
Entity Registrant Name	Harte Hanks, Inc.
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7120
Entity Tax Identification Number	74-1677284
Entity Address, Address Line One	1 Executive Drive,
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Chelmsford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01824
City Area Code	512
Local Phone Number	434-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000045919